SHAREHOLDERS' DEFICIT - Common Shares (Details)	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares
SHAREHOLDERS' DEFICIT
Common shares, shares authorized (in shares)	36,610,000	36,610,000	22,084,561
Common shares, par value (in dollars per share) | $ / shares	$ 0.00001
Common shares, shares issued (in shares)	12,452,057	12,436,432	9,000,000
Common shares, shares outstanding (in shares)	12,452,057	12,436,432	9,000,000
Class A ordinary shares | Galata Acquisition Corp.
SHAREHOLDERS' DEFICIT
Common shares, shares authorized (in shares)	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1
Number of Class A common stock issued upon conversion of each share (in shares)	1
Aggregated shares issued upon converted basis (in percent)	20.00%
Class A ordinary shares not subject to possible redemption | Galata Acquisition Corp.
SHAREHOLDERS' DEFICIT
Common shares, shares issued (in shares)	0	0
Common shares, shares outstanding (in shares)	0	0
Class B ordinary shares | Galata Acquisition Corp.
SHAREHOLDERS' DEFICIT
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1
Common shares, shares issued (in shares)	3,593,750	3,593,750
Common shares, shares outstanding (in shares)	3,593,750	3,593,750